Other assets (Tables)	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Summary of detailed information about other assets

	As at March 31,
	2022		2023
Non-current
Prepaid expenses	₹	7,079	₹	5,375
Costs to obtain contract (1)		3,128		2,936
Costs to fulfil contract (2)		295		261
Others		4,324		5,034
	₹	14,826	₹	13,606
Current
Prepaid expenses	₹	15,839	₹	19,164
Dues from officers and employees		251		799
Advance to suppliers		3,179		2,506
Balance with GST and other authorities		7,566		7,929
Costs to obtain contract (1)		820		978
Costs to fulfil contract (2)		55		59
Others		1,223		1,464
	₹	28,933	₹	32,899
	₹	43,759	₹	46,505

(1)
Costs to obtain contract amortization of ₹ 1,257, ₹ 902 and ₹ 892 during the year ended March 31, 2021, 2022 and 2023 respectively.
(2)
Costs to fulfil contract amortization of ₹ Nil, ₹ 54 and ₹ 58 during the year ended March 31, 2021, 2022 and 2023 respectively.